Organization and Nature of Business		9 Months Ended	12 Months Ended
	Jul. 24, 2025	Mar. 31, 2026	Jun. 30, 2025
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
Organization and Nature of Business
1.
Organization and Nature of Business

Forgent Power Solutions, Inc. (the “Company”) was incorporated in Delaware on July 21, 2025 for the purpose of completing an initial public offering (“IPO”) of its Class A common stock, par value $0.00001 per share (“Class A common stock”) and related transactions in order to continue the business of Forgent Power Solutions LLC (“Opco”). After the IPO, the Company became a holding company in an umbrella partnership C corporation (“Up-C”) structure and a sole managing member of Opco with its only material asset consisting of limited liability company interests of Opco (“Opco LLC Interests”).

The Company designs, manufactures and sells electrical distribution equipment used in data centers, the power grid and industrial facilities. The Company specializes in producing custom products that are “engineered-to-order” for technically demanding applications. Major product categories of electrical distribution equipment that the Company sells include automatic transfer switches, dry type transformers, electrical houses, generator connection cabinets, liquid filled transformers, panelboards, power distribution units, power skids, remote power panels, switchboards, switchgear and tap boxes. The Company also provides on-site commissioning and maintenance services for its products.

Initial Public Offering

On February 6, 2026, the Company closed an IPO of 19,074,391 shares of Class A common stock sold by the Company and 45,325,609 shares of Class A common stock sold by parent entities of Opco (collectively, the “Selling Stockholders”), in each case, at an IPO price of $27.00 per share.

From the IPO, the Company received $491.8 million in proceeds, net of underwriting discounts and commissions, which was used to indirectly purchase 19,074,391 Opco LLC Interests, and Opco utilized the net proceeds it received from the sale of Opco LLC Interests to the Company to redeem Opco LLC Interests from Forgent Parent II LP and Forgent Parent III LP (the “Existing Opco LLC Owners”). The Company did not receive any of the proceeds from the sale of Class A common stock by the Selling Stockholders. Immediately prior to the IPO and following the IPO, Forgent Intermediate LLC was and is a wholly owned subsidiary of the Company and is the managing member and owns all of the limited liability company units of Forgent Intermediate II LLC. In turn, Forgent Intermediate II LLC is the managing member of Opco. Forgent Intermediate LLC and Forgent Intermediate II LLC collectively own a majority of the Opco LLC Interests, and the remaining Opco LLC Interests are owned by the Existing Opco LLC Owners.

As a result of the IPO, the related reorganization transactions that occurred in connection with the IPO, and the Follow-On Offering (described below), the Company is the indirect sole managing member of Opco and indirectly owns 80.19% of the economic interests of Opco. Accordingly, the Company consolidates the financial results of Opco and reports a non-controlling interest in the Company's condensed consolidated financial statements related to the interest held by the Existing Opco LLC Owners.

Reorganization Transactions

In connection with the IPO, the Company and Opco completed a series of transactions (the “Reorganization Transactions”), including the following:

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the limited liability company agreement of Opco (the “Amended and Restated Opco LLC Agreement”) was amended and restated to, among other things, (i) provide for a new single class of capital ownership interests of Opco LLC Interests in Opco, (ii) exchange all of the then existing membership interests of the holders of Opco capital ownership interests for Opco LLC Interests and (iii) appoint Forgent Intermediate II LLC, a wholly-owned, indirect subsidiary of the Company, as the sole managing member of Opco;
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the Company's certificate of incorporation (the “Amended and Restated Certificate of Incorporation”) was amended and restated to, among other things, (i) provide for Class A common stock with voting and economic rights (ii) provide for Class B common stock, par value $0.00001 per share (“Class B common stock”) with voting rights but no economic rights and (iii) issue 90,167,635 shares of Class B common stock to the former Existing Opco LLC Owners on a one-to-one basis with the number of Opco LLC Interests they owned prior to the IPO;
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Forgent Parent I LP contributed 100% of the equity interests of Forgent Intermediate LLC to the Company in exchange for 210,055,933 shares of Class A common stock of the Company, and Forgent Intermediate LLC merged with and into Forgent Intermediate Merger Sub LLC, with Forgent Intermediate Sub LLC surviving and renamed Forgent Intermediate LLC;
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the acquisition by Forgent Intermediate LLC, by merger, of Opco LLC Interests held by Forgent Blocker I LLC and Forgent Blocker II LLC (each, a “Blocker”), for which the Company issued 4,205,321 shares of Class A common stock as merger consideration (the “Blocker Merger”).

Follow-On Offering

On March 30, 2026, the Company completed a follow-on offering (the “Follow-On Offering”) consisting of 10,783,205 shares of Class A common stock offered by the Company and 23,716,795 shares of Class A common stock offered by the Selling Stockholders, including the exercise in full of the underwriters' option to purchase additional shares, at a public offering price of $29.50 per share.

From the Follow-On offering, the Company received $308.6 million in proceeds, net of underwriting discounts and commissions, which was used to indirectly purchase 10,783,205 Opco LLC Interests, and Opco utilized the net proceeds it received from the sale of Opco LLC Interests to the Company to redeem Opco LLC Interests from the Existing Opco LLC Owners. The Company did not receive any of the proceeds from the sale of Class A common stock by the Selling Stockholders.

Emerging Growth Company

The Company qualifies as an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and may take advantage of certain reduced public company reporting requirements. The Company has elected to use the extended transition period for complying with new or revised accounting standards and, as a result, may adopt such standards on the private company adoption dates. Accordingly, the Company’s condensed consolidated financial statements may not be comparable to the financial statements of public companies that are not emerging growth companies or that have opted out of using the extended transition period.

1.
Nature of Business

Forgent Intermediate LLC (the “Company”) designs, manufactures and sells electrical distribution equipment used in data centers, the power grid and industrial facilities. The Company specializes in producing custom products that are “engineered-to-order” for technically demanding applications. Major product categories of electrical distribution equipment that the Company sells include automatic transfer switches, dry type transformers, electrical houses, generator connection cabinets, liquid filled transformers, panelboards, power distribution units, power skids, remote power panels, switchboards, switchgear and tap boxes. The Company also provides on-site commissioning and maintenance services for its products.

Forgent Intermediate LLC, formerly MGM Transformer Intermediate, LLC, is a Delaware limited liability company that was formed by affiliates of Neos Partners, LP (“Neos”) on September 8, 2023 (such date “Inception”), for the purpose of facilitating a transaction between one of its subsidiaries, US MetalCo Holdings LLC (“US MetalCo”), and MGM Transformer Company and other related entities (“MGM”). The Company is a wholly-owned subsidiary of Forgent Parent I LP (“Forgent Parent I”). An Equity Purchase Agreement (“MGM Agreement”) was entered into on October 30, 2023, to be effective at 11:59 p.m. Pacific time on October 31, 2023 (“MGM Acquisition Date”) by and among (i) US MetalCo and (ii) the sellers of MGM (“MGM Sellers”), whereby the MGM Sellers sold all of the outstanding equity interest in MGM in exchange for cash, equity in Forgent Parent I, and a payable, as set forth in the MGM Agreement (the “MGM Acquisition”). For the period from Inception to the MGM Acquisition Date, the Company’s and US MetalCo’s operations were related solely to organizational activities and the pursuit of the MGM Acquisition, for which it incurred transaction costs that were funded through equity contributions. The Company and US MetalCo (including its subsidiaries) did not hold any other assets or liabilities prior to the MGM Acquisition Date.

In the year ended June 30, 2024, the following acquisitions were completed:

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Affiliates of Neos formed Forgent Parent II LP (“Forgent Parent II”) on February 15, 2024 and on March 13, 2024, a wholly-owned subsidiary of Forgent Parent II acquired all of the equity and controlling financial interests in Allied Trading, Inc., Ares Energy LP (formerly Ares Energy LLC), EMK Solutions and certain other subsidiaries or their predecessor entities (collectively referred to as “PwrQ”);
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Affiliates of Neos formed Forgent Parent III LP (“Forgent Parent III”) on May 22, 2024 and on May 31, 2024, a wholly-owned subsidiary of Forgent Parent III acquired all of the equity and controlling financial interests in States Manufacturing LLC (“States”); and
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On June 14, 2024, a wholly-owned subsidiary of the Company completed the acquisition of TriMagna Industries, LTD. and its subsidiary (collectively referred to as “VanTran”).

On March 25, 2025, Forgent Intermediate LLC formed a new subsidiary, Forgent Power Solutions LLC (“Opco”). On May 7, 2025, Forgent Intermediate LLC formed a new subsidiary, Forgent Intermediate II LLC and contributed all the equity interests of its subsidiaries to Forgent Intermediate II LLC. On May 8, 2025 (the “Combination Date”), Forgent Intermediate II LLC, Forgent Parent II and Forgent Parent III each contributed all the equity interests of their respective subsidiaries to Opco in exchange for Class A common units of Opco (the “Combination”) such that Opco obtained a controlling interest in PwrQ and States. As described in Note 2 Summary of Significant Accounting Policies, the Combination was accounted for as a transaction between entities under common control.

Forgent Power Solutions, Inc.
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
Organization and Nature of Business
1.
Nature of Business

Forgent Power Solutions, Inc. (the “Corporation”) was incorporated in Delaware on July 21, 2025. The Corporation will be a holding company and its principal asset will consist of an indirect controlling equity interest in Forgent Power Solutions LLC (“Opco”). As the sole managing member of Opco, the Corporation will operate and control all of the business and affairs of Opco, and through Opco and its subsidiaries, conduct its business.